SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On January 6, 2023, the Company entered into a Second Amendment Agreement (the “Second Amendment Agreement”) with Hudson Bay to amend the (i) January 2022 Purchase Agreement, (ii) the January 2022 Note, (iii) the Registration Rights Agreement, and (iv) the January 2022 Warrant.

Pursuant to the Second Amendment Agreement, the conversion price of the balance of the January 2022 Note that remains outstanding was voluntarily adjusted to $0.20 per share of common stock.

The Second Amendment Agreement grants the Company the right to redeem all or a portion of the outstanding amount of the January 2022 Note (the “Redemption Right”) upon 10 trading days’ notice provided that (i) no Equity Conditions Failure (as defined in the January 2022 Note) exists and (ii) the Company has sufficient resources to effect the redemption. The Redemption Right is subject to certain other restrictions contained in the Second Amendment Agreement.

The Second Amendment Agreement provides that if Hudson Bay converts any portion of the January 2022 Note during the 10 consecutive trading day period starting on January 6, 2023 (the “Applicable Conversion Period”), Hudson Bay shall, on the first business day immediately following the end of the Applicable Conversion Period, release to the Company an amount of cash from the Control Account (as defined in the January 2022 Note) equal to 20% of the amount converted during the Applicable Conversion Period if the volume-weighted average price (“VWAP”) of the common stock on each trading day during the Applicable Conversion Period equals or exceeds $0.20 and there is no circumstance or event that would, with or without the passage of time or the giving of notice, result in a material default, material breach or event of default under any Transaction Document (as defined in the January 2022 Purchase Agreement).

As a result of the voluntary adjustment to the conversion price of the January 2022 Note, the exercise price of the January 2022 Warrant was automatically adjusted to $0.20 per share of common stock and the number of shares issuable upon exercise of the January 2022 Warrant (the “HB Warrant Shares”) was proportionately increased to 166,666,650 HB Warrant Shares. Pursuant to the Second Amendment Agreement, Hudson Bay agreed to waive the adjustment to the number of HB Warrant Shares issuable pursuant to the January 2022 Warrant to the extent such adjustment results in a number of HB Warrant Shares underlying the January 2022 Warrant exceeding 111,000,000. The Second Amendment Agreement provides that Hudson Bay (i) will not exercise the January 2022 Warrant to purchase more than an aggregate of 75,000,000 HB Warrant Shares until March 2, 2023, provided such limitation will be waived upon the occurrence of an Event of Default (as defined in the January 2022 Note) or if the VWAP of the common stock on any trading day from January 6, 2023 until March 2, 2023 is less than $0.22 and (ii) will not exercise the January 2022 Warrant until (x) such time as the aggregate principal amount outstanding of the January 2022 Note is equal to or less than the amount remaining in the Control Account or (y) the occurrence of an Event of Default (the “HB Initial Exercisability Date”). However, Hudson Bay may exercise Warrants for up to 10,000,000 shares of common stock prior to the HB Initial Exercisability Date if the VWAP of the common stock on any trading day during the period starting on March 1, 2023 and ending on and including March 31, 2023 is less than $0.20. If the VWAP of the common stock on each trading day from January 6, 2023 through March 1, 2023, is greater than $0.22, Hudson Bay will forfeit the right to purchase 36,000,000 HB Warrant Shares pursuant to the January 2022 Warrant, provided that there is no circumstance or event that would, with or without the passage of time or the giving of notice, result in a material default, material breach or event of default under any Transaction Document. Additionally, the exercise price of the January 2022 Warrant was voluntarily adjusted to $0.001 per share of common stock.

The Second Amendment Agreement requires the Company to provide each stockholder entitled to vote at the next special or annual meeting of stockholders of the Company, which must be held not later than April 1, 2023, a proxy statement soliciting each such stockholder’s affirmative vote at the stockholder meeting for approving the increase of the authorized shares of common stock from 250,000,000 to 500,000,000 (such affirmative approval being referred to herein as the “Stockholder Approval” and the date the Stockholder Approval is obtained is referred to herein as the “Stockholder Approval Date”). If despite the Company’s reasonable best efforts the Stockholder Approval is not obtained on or prior to the Stockholder Meeting Deadline, the Company shall cause an additional stockholder meeting to be held every ninety (90) days thereafter until such Stockholder Approval is obtained.

The Second Amendment Agreement required the Company to enter into a waiver agreement (the “BHP Waiver Agreement”) with BHP Capital NY, Inc. (“BHP”). Pursuant to the Second Amendment Agreement, the BHP Waiver Agreement (i) limits the number of shares of common stock issuable upon exercise of the BHP Warrants (“BHP Warrant Shares”) as a result of certain anti-dilution protections contained in the BHP Warrant to 40,000,000 BHP Warrant Shares; provided, however, that upon the Hudson Bay’s forfeiture of 36,000,000 HB Warrant Shares, BHP will forfeit 12,972,000 shares of common stock issuable upon exercise of the BHP Warrant, and (ii) waives any right to exercise the BHP Warrant prior to such time as the cash in the Control Account (as defined in the January 2022 Note) equals or exceeds the outstanding principal amount of the January 2022 Note (the “BHP Initial Exercisability Date”). However, BHP may exercise the BHP Warrant for up to 3,600,000 shares of common stock prior to the BHP Initial Exercisability Date if the VWAP of the common stock on any trading day during the period starting on March 1, 2023 and ending on and including March 31, 2023 is less than $0.20. On January 6, 2023, the Company entered into the BHP Waiver Agreement with BHP.

The BHP Waiver Agreement prohibits BHP from exercising BHP Warrants to purchase more than 27,028,000 BHP Warrant Shares until March 2, 2023 unless the VWAP of the common stock on any trading date occurring from January 6, 2023 until March 2, 2023 is less than $0.22. If the VWAP of the common stock on each trading day from January 6, 2023 through March 1, 2023, is greater than $0.22, BHP will forfeit BHP Warrants to purchase 12,972,000 BHP Warrant Shares.

On December 6, 2022, the Company launched a new website for its wholly owned subsidiary, Forever 8 Fund, LLC, at www.forever8.com.

On October 5, 2022, Cryptyde, Inc. (NASDAQ: TYDE) (the “Company”) received a written notice (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) that the Company is not in compliance with the minimum bid price requirement of $1.00 per share set forth in Nasdaq Rules for continued listing on Nasdaq. Based on the closing bid price of the Company’s listed securities for the 31 consecutive business days from August 22, 2022 to October 4, 2022, the Company no longer meets the minimum bid price requirement set forth in Listing Rule 5550(a)(2). The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market.

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided 180 calendar days, or until April 3, 2023, to regain compliance with Nasdaq Listing Rule 5550(a)(2). To regain compliance, the Company’s common shares must have a closing bid price of at least $1.00 for a minimum of 10 consecutive business days. The Company intends to resolve the deficiency and regain compliance with the Listing Rules; however, there is no guaranty that the Company will be able to do so. Ultimately, if the Company is not able to resolve the deficiency and regain compliance with the Listing Rules, the Company’s common stock may be delisted.

On September 14, 2022, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) by and among the Company, Forever 8 Fund, LLC (“Forever 8”), a Delaware limited liability company focused on purchasing inventory for e-commerce retailers, and the members of Forever 8 (the “Sellers”) pursuant to which Crpytyde was to acquire 100% of the issued and outstanding membership interests of Forever 8 (the “Membership Interests”) from the Sellers (the “Acquisition”). On October 1, 2022, the closing of the acquisition occurred (the “Closing”).

Pursuant to the Purchase Agreement, the Sellers received consideration consisting of (i) an aggregate of 7,000,000 non-voting preferred membership units of Forever 8 (the “Initial Base Preferred Units”), subject to adjustments discussed below, (ii) convertible promissory notes in an aggregate principal amount of $27.5 million (the “Promissory Notes”), and (iii) the right to receive potential earnout amounts. In addition, $4.6 million in cash was transferred to the Company in consideration for the Company’s payment of certain of its obligations.

In the event that the volume weighted average price (“VWAP”) of the Cryptyde Shares the later of (i) the 15 trading days immediately prior to the date the put right pursuant to Section 7(b) of the Amended Operating Agreement (as defined below) is exercisable and (ii) the 15 trading days following the Company’s filing of its Annual Report on Form 10-K for the fiscal year ending December 31, 2022 is less than $3.07, then Sellers shall be entitled to receive an additional number of Preferred Units (“Additional Base Preferred Units” and together with the Initial Base Preferred Units, the “Total Base Preferred Unit Consideration”) such that the Total Base Preferred Unit Consideration multiplied by the Additional Base Preferred Unit VWAP equals $21.5 million; provided that in no event shall more than 3,750,000 Additional Base Preferred Units be issued.

As indicated below, the Purchase Agreement provides that the Sellers are entitled to receive three potential earnout payments (the “Earnout Consideration). The Earnout Consideration is payable to the Sellers in cash or, at Cryptyde’s election, in up to 7,000,000 additional Preferred Units, upon the achievement of certain performance thresholds relating to cumulative collected revenues (each, an “Earn-Out Target”).

If Cryptyde elects to issue additional Preferred Units upon the achievement of any Earn-Out Target and the VWAP of Cryptyde’s common stock for the 15 trading days preceding the date that any Earn-Out Target is achieved (the “Earn-Out VWAP”) is (A) with respect to the first Earn-Out Target, less than $5.00, (B) with respect to the second Earn-Out Target, less than $6.00 or (C) with respect to the third Earn-Out Target, less than $5.00, then Sellers shall be entitled to receive an additional number of additional Preferred Units (the “True-up Units” and together with the additional Preferred Units, the “Total Additional Preferred Units”) such that the Total Additional Preferred Units multiplied by the Earn-Out VWAP equals (x) $15 million for the first Earn-Out Target, (y) $12 million for the second Earn-Out Target and (z) $10 million for the third Earn-Out Target; provided that in no event shall more than 4.5 million True-up Units be issued for the first Earn-Out Target, in no event shall more than 4.0 million True-up Units be issued for the Second Earn-Out Target and in no event shall more than 3.0 million True-up Units be issued for the Third Earn-Out Target.

In accordance with the Purchase Agreement, the Company’s existing operating agreement was amended and restated. The amended and restated operating agreement (the “Operating Agreement”) provides for, among other things, a put right for designated members (the “Preferred Members”). The Preferred Members (who are the Sellers) will have a put right to cause Cryptyde to redeem certain Preferred Units, from time to time on or after the six-month anniversary following the Closing. Upon exercise of the put right, each Initial Base Preferred Unit (as defined in the Purchase Agreement) shall be exchanged for one Cryptyde share.

The Preferred Members have a put right, on terms and conditions set forth in Section 7.01 of the Operating Agreement, to cause Cryptyde to redeem the Preferred Units as follows:

(a) starting on the later of (i) six (6) months following the Closing and (ii) the Threshold Date (as defined in the Subordination Agreement), one (1) Cryptyde Share per Initial Base Preferred Unit being redeemed up to a maximum of 6,281,949 Initial Base Preferred Units;

(b) upon the satisfaction of (i) the receipt of Shareholder Approval on or prior to June 30, 2023, (ii) six (6) months following the Closing and (iii) the occurrence of the Threshold Date, one (1) Cryptyde Share per Initial Base Preferred Units that could not be converted due to the 6,281,949 unit limit in Section 7.01(a) of the Operating Agreement (such shares being an aggregate of 718,051 Initial Base Preferred Units being defined as the “Extra Initial Base Preferred Units”) being redeemed, and one (1) TYDE Share per Additional Base Preferred Unit being redeemed;

(c) if Shareholder Approval is not obtained on or before June 30, 2023, subject to both (i) six (6) months following the Closing and (ii) the terms of the Subordination Agreement, a cash payment equal to the difference between $3.07 minus the Additional Base Preferred Unit VWAP (as defined in the Purchase Agreement with it being subject to a $2.00 floor) (such difference being the “Additional Base Preferred Unit Cash Catch Up Amount”) with the Additional Base Preferred Unit Cash Catch Up Amount being multiplied by each Extra Initial Base Preferred Unit and each Additional Base Preferred Unit being redeemed;

(d) upon the satisfaction of (i) the receipt of Shareholder Approval on or prior to June 30, 2023, (ii) six (6) months following the time a Preferred Unit issued in connection with the first Earn-Out Target is earned under Section 1.04 of the Purchase Agreement and (iii) the occurrence of the Threshold Date, one (1) TYDE Share per Earnout One Unit being redeemed;

(e) if Shareholder Approval has not been obtained on or before June 30 2023, subject to both (i) six (6) months following the time an Earnout One Unit is earned under Section 1.04 of Purchase Agreement and (ii) the terms of the Subordination Agreement, a cash payment equal to the amount of $15,000,000 divided by the number of Earnout One Units (the “Earnout One Unit Redemption Amount”) with such Earnout One Unit Redemption Amount then being multiplied by each Earnout One Unit being redeemed;

(f) upon the satisfaction of (i) the receipt of Shareholder Approval on or prior to June 30, 2023, (ii) six (6) months following the time a Preferred Unit issued in connection with the second Earn-Out Target is earned under Section 1.04 of the Purchase Agreement and (iii) the occurrence of the Threshold Date, one (1) TYDE Share per Earnout Two Unit being redeemed;

(g) if Shareholder Approval has not been obtained on or before June 30 2023, subject to both (i) six (6) months following the time an Earnout Two Unit is earned under Section 1.04 of the Purchase Agreement and (ii) the terms of the Subordination Agreement, a cash payment equal to the amount of $12,000,000 divided by the number of Earnout Two Units (the “Earnout Two Unit Redemption Amount”) with such Earnout Two Unit Redemption Amount then being multiplied by each Earnout Two Unit being redeemed;

(h) upon the satisfaction of (i) the receipt of Shareholder Approval on or prior to June 30, 2023, (ii) six (6) months following the time a Preferred Unit issued in connection with the third Earn-Out Target is earned under Section 1.04 of the Purchase Agreement and (iii) the occurrence of the Threshold Date, one (1) TYDE Share per Earnout Three Unit being redeemed;

(i) if Shareholder Approval has not been obtained on or before June 30 2023, subject to both (i) six (6) months following the time an Earnout Three Unit is earned under Section 1.04 of the Purchase Agreement and (ii) the terms of the Subordination Agreement, a cash payment equal to the amount of $10,000,000 divided by the number of Earnout Three Units (the “Earnout Three Unit Redemption Amount”) with such Earnout Three Unit Redemption Amount then being multiplied by each Earnout Three Unit being redeemed.

Pursuant to the Operating Agreement, Cryptyde unconditionally guaranteed the payment, when due, of obligations pursuant to the put right. Cryptyde shall satisfy these obligations to the Preferred Members either in cash or, if Shareholder Approval has been obtained, through the issuance and delivery to each Preferred Member of one TYDE Share per Preferred Unit held by each Preferred Member.

Upon the Closing, Cryptyde issued the Promissory Notes. The Promissory Notes bear interest at the rate per annum equal to (i) ten (10%) for the first twelve (12) months of the Promissory Notes and (ii) twelve percent (12%) thereafter until the maturity date of the Promissory Notes (the “Note Maturity Date”). The Note Maturity Date is the date that is the later of (i) 91 days after the Maturity Date (as defined in the Investor Note (as defined below)) of the Senior Secured Convertible Note issued by Cryptyde in favor of the Investor on May 5, 2022 (the “Investor Note”) and (ii) three years following the Closing. Subject to the terms of the Subordination Agreement, the Promissory Notes may be prepaid in full or in part at any time without premium or penalty, provided, however, that Cryptyde agrees that, subject to the terms of the Subordination Agreement which specifically permit such prepayments in accordance therewith, it will make prepayments on the Promissory Notes and all other Seller Notes (as defined in the Promissory Notes) in amounts equal to the pro rata amount of the outstanding principal amount of the Seller Notes as a whole, as follows: (i) after Section 4(d) of the Amendment Agreement is satisfied such that excess cash may be removed from the Control Account, 50% of the cash proceeds of warrants exercised for common stock of the Cryptyde until an aggregate amount of $10 million in prepayments is made on the Seller Notes from such warrant exercises, (ii) 25% of all gross proceeds received by Cryptyde in any and all debt and equity capital raises by the Cryptyde (excluding warrant exercises) from and after the date of the Purchase Agreement and (iii) at least an aggregate of $11.5 million (including any prepayments made pursuant to clauses (i-ii) above) within the first twelve (12) months of the issuance of the Promissory Notes.

So long as the Cryptyde has received Shareholder Approval and the Threshold Date has been reached, at any time commencing after the 12-month anniversary of the date of the Promissory Notes, the holder of the Promissory Notes may, in its sole and absolute discretion, convert all or part of the Promissory Notes into shares of common stock of the Cryptyde (the “Conversion Shares”) at a per share conversion price equal to the VWAP of a TYDE Share for the ten trading days immediately preceding the conversion notice being provided to the Cryptyde by the holder of the Promissory Notes (the “Conversion Price”), with the Conversion Price being subject to a conversion price floor of $2.00 per share of common stock. If the VWAP is less than $2.00 and the holder converts all or part of the Note at $2.00 per share, then the holder shall be entitled to receive an additional Promissory Note with the same economic terms as the original Promissory Note in a principal amount equal to (A) $2.00 minus the VWAP multiplied by (B) the number of Conversion Shares issued upon the conversion.

10. SUBSEQUENT EVENTS

On January 26, 2022, the Company, entered into a Securities Purchase Agreement (the “Note Securities Purchase Agreement”) with an accredited investor (the “Note Investor”) for the issuance and sale of a Senior Convertible Note with an initial principal amount of $33,333,333 (the “Note”) at a conversion price of $10.00 per share of Cryptyde’s common stock, par value $0.001 (the “Common Stock”), a warrant (the “Warrant”) to purchase up to 3,333,333 shares of Common Stock with an initial exercise price of $10.00 per share of Common Stock (the “Note Private Placement”). The entire outstanding principal balance and any outstanding fees or interest shall be due and payable in full on the third anniversary of the date the note is issued (“Maturity Date”). The Note shall not bear interest, provided, however, that the Note will bear interest at 18% per annum upon the occurrence of an event of default. The Note Investor may terminate its obligations under the Note Securities Purchase Agreement if the closing has not occurred by June 30, 2022. In connection with the Note Private Placement, Cryptyde also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Note Investor, and will enter into a Security Agreement, a Pledge Agreement and various ancillary certificates, disclosure schedules and exhibits in support thereof prior to the closing of the Purchase Agreement.

On January 26, 2022, the Company, with respect to certain sections, entered into a Securities Purchase Agreement (the “Equity Private Placement”) with an accredited investor (the “Equity Investor”) for the issuance of a (i) 1,500,000 shares of Common Stock, and (ii) a warrant (the “Equity Investor Warrant”) to purchase up to 1,500,000 shares of Common Stock with an exercise price of $8.00 per share of Common Stock. The consideration to be paid to Cryptyde under the Equity Private Placement is $12,000,000. The Equity Private Placement will close upon the satisfaction of certain conditions of the Equity Investor and Cryptyde, as well as: (i) closing conditions to the Spin-Off have been satisfied or waived, and (ii) the Common Stock shall be approved for Trading on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange. The Equity Private Placement contains covenants on the part of Cryptyde, including that Cryptyde will reserve for the purpose of issuance at least 100% of the maximum number of shares of Common Stock issuable upon conversion of the Equity Investor Warrant. In addition, under the Equity Private Placement, Cryptyde will grant the Equity Investor certain rights to participate in any Subsequent Placements for the same duration as the participation right pursuant to the Note Securities Purchase Agreement.